September 12, 2005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ameritrade Holding Corporation
Preliminary Proxy Statement filed on September 9, 2005
Ladies and Gentlemen:
     On behalf of Ameritrade Holding Corporation (“Ameritrade”) pursuant to the Securities Exchange Act of 1934, as amended, we hereby transmit for filing via EDGAR one copy of Ameritrade’s preliminary proxy statement on Schedule 14A relating to the acquisition by Ameritrade of the U.S. retail securities brokerage business of TD Waterhouse Group, Inc. from The Toronto-Dominion Bank, among other matters. Ameritrade has sent a wire transfer in payment of the filing fee to the Securities and Exchange Commission lockbox.
     Please direct any questions or comments regarding this filing to Robert D. Sanchez at (703) 734-3117, Bradley L. Finkelstein at (650) 565-3514 or the undersigned at (801) 993-6411, and please provide any correspondence to us by facsimile at (650) 493-6811.

Sincerely, WILSON SONSINI GOODRICH & ROSATI Professional Corporation
/s/ Shawn J. Lindquist

Shawn J. Lindquist

cc:    Ellen L. S. Koplow
         Robert D. Sanchez
         Bradley L. Finkelstein